RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Related Party Transactions 1	$ 0
Related Party Transactions 2	20,141
Related Party Transactions 3	0
Related Party Transactions 4	454,819
Related Party Transactions 5	575
Related Party Transactions 6	$ 1,487